RISK MANAGEMENT - Probability of default analysis (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	$ 269,560,244	$ 263,369,003
Exposure to credit risk outside of the statement of financial position	29,798,544	31,008,169
Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	29,798,544	31,008,169
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	186,203,770	188,313,361
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	107,047,817	104,775,099
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	392,607	5,967,743
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	59,999,611	59,419,444
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	18,486,206	17,883,355
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	277,529	267,720
0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	26,635,121	27,036,822
0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	157,477,318	159,544,526
0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	90,369,120	87,377,945
0% - 7.5% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	392,607	5,967,742
0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	49,844,542	50,343,679
0% - 7.5% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	16,703,178	15,701,061
0% - 7.5% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	167,871	154,099
7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1,118,635	1,340,672
7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	9,493,176	8,680,422
7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	5,292,513	4,603,020
7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,792,346	3,027,668
7.5% - 15% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	381,893	1,009,155
7.5% - 15% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	26,424	40,579
15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1,715,107	1,875,939
15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,090,031	1,328,384
15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	290,761	228,796
15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	628,643	932,283
15% - 22.5% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	156,150	159,987
15% - 22.5% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	14,477	7,318
22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	13,611	235,000
22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,029,751	886,922
22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	371,940	306,484
22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	591,038	373,449
22.5% - 30% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	58,586	194,546
22.5% - 30% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	8,187	12,443
30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	147,062	306,069
30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,238,438	3,748,293
30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,419,479	2,761,276
30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	594,958	927,034
30% - 45% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	220,303	56,227
30% - 45% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,698	3,756
45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	3,075	80,594
45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	604,939	902,763
45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	29,644	275,210
45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	409,229	506,786
45% - 60% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	160,225	115,992
45% - 60% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	5,841	4,775
60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1,485	48,891
60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,674,345	1,551,415
60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	81,812	72,972
60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,377,873	1,316,118
60% - 90% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	200,657	148,793
60% - 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	14,003	13,532
> 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	164,448	84,182
> 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	12,595,772	11,670,636
> 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	9,192,548	9,149,396
> 90% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		1
> 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,760,982	1,992,427
> 90% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	605,214	497,594
> 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	37,028	31,218
12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	26,817,149	27,088,361
12-month expected credit losses [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	164,524,561	164,906,023
12-month expected credit losses [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	94,328,300	89,958,234
12-month expected credit losses [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	392,607	5,967,742
12-month expected credit losses [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	52,856,109	52,529,128
12-month expected credit losses [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	16,720,997	16,226,428
12-month expected credit losses [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	226,548	224,491
12-month expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	26,560,070	26,786,851
12-month expected credit losses [member] | 0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	155,352,194	157,604,135
12-month expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	89,446,752	86,598,568
12-month expected credit losses [member] | 0% - 7.5% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	392,607	5,967,742
12-month expected credit losses [member] | 0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	48,882,951	49,264,495
12-month expected credit losses [member] | 0% - 7.5% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	16,462,013	15,619,231
12-month expected credit losses [member] | 0% - 7.5% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	167,871	154,099
12-month expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	217,078	286,943
12-month expected credit losses [member] | 7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	8,001,193	6,335,608
12-month expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	4,619,984	3,221,994
12-month expected credit losses [member] | 7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,162,195	2,552,075
12-month expected credit losses [member] | 7.5% - 15% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	192,612	520,960
12-month expected credit losses [member] | 7.5% - 15% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	26,402	40,579
12-month expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	30,108	10,450
12-month expected credit losses [member] | 15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	635,366	714,742
12-month expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	149,734	72,734
12-month expected credit losses [member] | 15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	407,118	551,430
12-month expected credit losses [member] | 15% - 22.5% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	64,124	83,260
12-month expected credit losses [member] | 15% - 22.5% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	14,390	7,318
12-month expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	8,822	2,033
12-month expected credit losses [member] | 22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	372,476	82,591
12-month expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	75,014	6,479
12-month expected credit losses [member] | 22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	287,632	61,468
12-month expected credit losses [member] | 22.5% - 30% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,654	2,201
12-month expected credit losses [member] | 22.5% - 30% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	8,176	12,443
12-month expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1,059	1,469
12-month expected credit losses [member] | 30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	122,410	105,034
12-month expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	35,159	44,889
12-month expected credit losses [member] | 30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	83,212	55,980
12-month expected credit losses [member] | 30% - 45% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	594	776
12-month expected credit losses [member] | 30% - 45% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,445	3,389
12-month expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	2	83
12-month expected credit losses [member] | 45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	10,436	59,209
12-month expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		12,023
12-month expected credit losses [member] | 45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	5,394	42,850
12-month expected credit losses [member] | 45% - 60% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	5,042	4,336
12-month expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	9	532
12-month expected credit losses [member] | 60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	30,479	2,306
12-month expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,652	1,446
12-month expected credit losses [member] | 60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	27,605	578
12-month expected credit losses [member] | 60% - 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,222	282
12-month expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1
12-month expected credit losses [member] | > 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	7	2,398
12-month expected credit losses [member] | > 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	5	101
12-month expected credit losses [member] | > 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2	252
12-month expected credit losses [member] | > 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		2,045
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	2,816,123	3,833,077
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	9,114,047	11,774,908
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,530,534	5,672,094
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	4,408,775	4,928,963
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,160,785	1,159,795
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	13,953	14,056
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	74,846	249,902
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,123,462	1,939,187
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	922,338	779,368
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	959,967	1,077,991
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	241,157	81,828
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	901,543	1,053,719
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,491,965	2,344,810
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	672,515	1,381,026
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	630,148	475,589
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	189,280	488,195
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	22
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1,684,982	1,865,391
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	454,652	613,626
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	141,027	156,062
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	221,512	380,837
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	92,026	76,727
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	87
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	4,715	232,787
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	657,258	804,305
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	296,926	299,999
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	303,389	311,962
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	56,932	192,344
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	11
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	145,865	303,823
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,115,980	3,643,179
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,384,320	2,716,387
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	511,700	870,976
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	219,707	55,449
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	253	367
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	2,821	79,811
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	594,121	843,511
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	29,600	263,181
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	403,500	463,902
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	160,222	115,989
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	799	439
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1,050	47,631
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,640,781	1,545,507
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	79,911	70,843
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,347,432	1,312,625
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	200,657	148,789
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	12,781	13,250
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	301	13
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	35,828	40,783
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,897	5,228
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	31,127	35,081
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	804	474
Financial instruments credit-impaired [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	604,424	497,132
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	165,272	86,731
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	12,565,162	11,632,430
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	9,188,983	9,144,771
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,734,727	1,961,353
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	604,424	497,132
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	37,028	29,173
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	205	69
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,662	1,204
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	30	9
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,624	1,193
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	8	2
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	14	10
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	18	4
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	14
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3	4
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	17	98
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	13	16
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	13	16
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	74	180
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	17	26
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		6
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	17	19
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	138	777
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	48	80
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	46	78
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2	2
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	252	700
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	382	43
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	44	6
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	335	34
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3	3
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	426	728
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,085	3,602
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	249	683
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,836	2,915
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		4
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	164,146	84,169
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	12,559,937	11,627,455
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	9,188,646	9,144,067
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,729,853	1,957,094
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	604,410	497,120
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	$ 37,028	$ 29,173